Stockholders' Deficit (Details 5) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Deficit [Abstract]
Options	550,000	500,000
Value	$ 101,285	$ 101,285
Purpose for Grant	Board Services	Board Services